Other non financial assets (Tables)	12 Months Ended
Mar. 31, 2025
Other Non Financial Assets
Schedule of other non financial assets
	March 31,
	2024	2025
Fair value adjustment - financial assets	1,481	976
Restricted asset	206,074	167,907
Total	207,555	168,883
Non-current	207,555	168,883
Total	207,555	168,883